Debt Instruments - Minimum Financing Payments (Details) - Notes Payable, Other Payables - Notes payable $ in Thousands	Dec. 31, 2017 USD ($)
Notes Payable
2018	$ 5,131
2019	6,269
2020	5,761
2021	5,720
2022	3,726
Thereafter	34
Total	$ 26,641